UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

	The Searay Financial Funds
	20 Triple Crown Circle
	Springboro,  OH   45066

2.	The name of each series or class of securities for which this Form is
	filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ X ]



3.	Investment Company Act File Number:  811-9743

	Securities Act File Number:  333-93443


4(a).  Last day of fiscal year for which this Form is filed: February 28, 2001


4(b).  [  ]	Check box if this Form is being filed late (i.e., more than 90
			calendar days after the end of the issuer's fiscal year).
			(See Instruction A.2)


			Note:	If the Form is being filed late, interest must be paid
					on the registration fee due.


4(c).  [ X ]	Check box if this is the last time the issuer will be filing
			this Form.


5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold
		during the fiscal year pursuant to
		section 24(f):	$1,457,079

	(ii)	Aggregate price of securities redeemed
		or repurchased during the fiscal year:	$228,706

	(iii)	Aggregate price of securities redeemed
		or repurchased during any prior fiscal year
		ending no earlier than October 11, 1995
		that were not previously used to reduce
		registration fees payable to the
		Commission:	  $0

	(iv)	Total available redemption credits [add
		Items 5(ii) and 5(iii)]:	$228,706

	(v)	Net sales - if Item 5(i) is greater than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(I)]:	$1,228,373

	(vi)	Redemption credits available for use
		in future years if Item 5(i) is less than
		Item 5(iv) [subtract Item 5(iv) from
		Item 5(I)]:	$     (    0    )

	(vii)	Multiplier for determining registration
		fee (See Instruction C.9):	x0.000250

	(viii) Registration fee due [multiply Item 5(v) by
		Item 5(vii)] (enter "0" if no fee is due):	=  $   307


6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount
	of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares
	or other units) deducted here:	0.
	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in
	future fiscal years, then state that number here:	0.

7.	Interest due - if this Form is being filed more
	than 90 days after the end of the issuer's fiscal
	year (see Instruction D):
			+  $      0

8.	Total of the amount of the registration fee due
	plus any interest due [line 5(viii) plus line 7]:
			=  $   307

9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

		May 24, 2001


		Method of Delivery:

				[X]		Wire Transfer
				[  ]		Mail or other means









SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

[signature]

	/s/		CAMERON BERNADSKY, VICE PRESIDENT

Date:			May 24, 2001

* Please print the name and title of the signing officer below the signature.